Label	Element	Value
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (53,300,000)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Limited Partner [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	(49,810,000)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | General Partner [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	(1,016,000)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Noncontrolling Interest [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (2,474,000)